Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Intersegment Sales and Transfers

The Group accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Unaudited 6 months ended June 30,	2026			2025
USD’000	Semiconductors	ASIC	Total	Semiconductors	ASIC	Total
Revenue from external customers	8,603	2,504	11,107	4,825	-	4,825
Intersegment revenue	-	1,302	1,302	-	-	-
	8,603	3,806	12,409	4,825	-	4,825

Reconciliation of revenue
Elimination of intersegment revenue		(1,302)	(1,302)			-
Other revenue [2]			327			468
Total consolidated revenue			11,434			5,293

Less:[1]
Cost of sales	4,910	821	5,731	3,199	-	3,199
Segment gross profit	3,693	1,683	5,376	1,626	-	1,626

Less:[1]
Total operating expenses	11,113	6,612	17,725	7,328	-	7,328
Other segment items	(129)	517	388	691	-	691
Segment profit / (loss) before income taxes	(7,291)	(5,446)	(12,737)	(6,393)	-	(6,393)

Reconciliation of profit or loss (segment profit / (loss))
Other profit or loss[2]			(23,684)			(15,893)
Elimination of intersegment profits			(62)			-
Income / (loss) before income taxes			(36,483)			(22,286)

Other segment disclosures
Interest revenue	-	-	-	7	-	7
Interest expense	358	35	393	7	-	7
Depreciation and amortization	421	2,238	2,659	313	-	313
Profit / (loss) from intersegment sales	-	62	62	-	-	-
Income tax recovery / (expense)	-	295	295	-	-	-
Segment assets	21,418	29,399	50,817	13,233	-	13,233

Schedule of Other Segment Items for Each Reportable Segment are Made Up of Non-Operating Expenses

Other segment items for each reportable segment are made up of non-operating expenses, including management expenses, foreign exchanges gains and losses, debt discount amortization and financing costs.

	As of June 30,	As of June 30,
Asset reconciliation USD’000	2026 (unaudited)	2025 (unaudited)
Total assets from reportable segments	50,817	13,233
Other assets[1]	656,356	175,518
Elimination of intersegment receivables	(45,798)	(14,430)
Elimination of intersegment investment and goodwill	(44,997)	(19,332)
Consolidated total assets	616,378	154,989

Schedule of Geographic Information for Net Sales Based on the Billing Address of the Customer, and for Property, Plant and Equipment
Revenue by region	Unaudited 6 months ended June 30,
USD’000	2026	2025
Switzerland	584	389
Rest of EMEA*	3,309	818
North America	5,655	3,196
Asia Pacific	1,886	795
Latin America	-	95
Total revenue	11,434	5,293

*	EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Switzerland	333	49
Rest of EMEA	4,709	3,755
Total Property, plant and equipment, net of depreciation	5,042	3,804